Selling and Marketing Expenses	12 Months Ended
Jun. 30, 2024
Selling and Marketing Expenses [Abstract]
Selling and marketing expenses

(13) Selling and marketing expenses

Selling and marketing expenses were as follows:

	Year ended June 30,
	2024	2023	2022
	$	$	$
Staff costs and employee benefits	1,060,564	964,698	938,048
Consultancy fee	2,597,503	1,888,128	2,424,088
Transportation and handling	1,178,114	1,468,035	2,074,255
Advertisement expenses	19,118	18,361	3,154
Depreciation and amortization	3,206	3,227	3,530
Other	793,000	533,201	370,232
Total	5,651,505	4,875,650	5,813,307